Other Non-current Assets - Transfer to Available for sale category (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Mar. 28, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Available for sale securities at fair value and unrealized losses
Amortized cost basis		$ 63,185
Fair value		39,087
Unrealized loss on available for sale securities		(24,098)
Unrealized loss on available for sale securities
Beginning balance, Unrealized loss on available for sale securities		(26,607)
Unrealized gain on available for sale securities		2,509
Ending balance, Unrealized loss on available for sale securities		(24,098)		$ (26,607)
Straight-lining of company's revenue		16,800		$ 10,800
ZIM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis		43,500
Fair value		24,760
Unrealized loss on available for sale securities		(18,740)
HMM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis		19,685
Fair value		14,327
Unrealized loss on available for sale securities		$ (5,358)
Loan Notes 1 HMM | HMM
Other Non-current Assets
Principal amount of Loan Notes sold	$ 13,000
Amortized costs	8,600
Proceeds from sale of notes receivable	$ 6,200
Loan Notes 1 HMM | HMM | Other income/(expenses), net
Other Non-current Assets
Loss on sale of notes receivable			$ 2,400